As filed with the Securities and Exchange Commission on November 27, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2022– September 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
September 30, 2023
Advised by:
SKBA Capital Management, LLC
www.baywoodfunds.com

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2023

Dear Shareholders,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Value Plus Fund
(the “Fund”) for the fiscal year ended September 30, 2023. The Fund is a large capitalization value-oriented portfolio of stock holdings selected from a universe of dividend-paying companies traded on U.S. exchanges. SKBA attempts to identify candidates for purchase that appear to have low expectations and pessimism already reflected in their current valuations by using its Relative Dividend Yield
(RDY) discipline, which compares each stock’s yield history to SKBA’s own yield index of 500 large dividend-paying companies. A high RDY compared to a stock’s own history captures such pessimism and provides a useful starting point for research into each stock’s underlying fundamentals.
Over the last fiscal year, The Baywood Value Plus fund posted returns ahead of its peer group as defined by Morningstar but behind the strong rebound in its benchmark from the lows of a year ago. Considering the returns achieved in the Fund the year prior, we are incredibly pleased with cumulative results over this combined time period. We mention 2022 only because it was such a challenging year for most asset classes, equities and fixed income alike. Any one quarter or year doesn’t typically tell much of a story. We prefer to look at returns over a complete cycle, and we are fond of saying that it isn’t simply the returns that one gets but also those one keeps that makes the successful record. The two-year snapshot offers a perfect case in point whereby if the Fund is able to capture most of the market’s upside and keep more of those gains on the downside, it will have achieved greater risk-adjusted returns in a defensive manner. That is the foundation underlying the Baywood Value Plus fund. During a year – calendar 2022 – in which equities declined
18% or more for the NASDAQ, “Growth” stocks more and “Value” stocks less, the Fund increased roughly 5%, outperforming the vast majority of equity indices and peers. In fiscal 2023, the Fund achieved returns far above historical averages albeit somewhat less than the Morningstar Large Cap Value index. All indexes are not created equal, as we’ll examine, and the Fund outperformed other widely used Large Cap Value indexes for the year as well.
In a year of strong equity returns and rising interest rates it is no surprise to observe traditionally defensive sectors lag. Those sectors include Utilities, REITs, Consumer Staples and Healthcare. Of those, two tend to be particularly interest-sensitive, Utilities and REITs.
We have only had modest exposure to all four with the exception of Healthcare, based on concerns we’ve had both from a fundamental standpoint and a valuation standpoint. We are at times willing to overlook valuation concerns if we recognize strong fundamental underpinnings; yet for a number of years we have felt that in the era of low interest rates the majority of Utilities, REITs and Consumer
Staples companies have been unattractive on both fronts. We need to witness at least one of those two critical components in order to consider any investment, and preferably both. In our opinion, many within those sectors have lacked strong fundamentals yet have been highly valued. In our eyes, this combination tends to lead to poor prospective results.
Last year was a vindication of sorts in that many REIT’s, Consumer Staples and Utilities performed poorly and rising interest rates proved to be the catalyst. Being interest sensitive, their lackluster performance is to be expected. Yet, to our eyes, it is their elevated valuations that was, at one point or another, going to be their demise, not simply rising rates. As such, the shifting rate regimes can only be viewed as the spark, nothing more. Yet rising rates have impacted much more than stock prices within a few industries. Rising rates, not simply in the United States but across many geographies, impact EVERYTHING. And Central Bank bulls are not yet done creating havoc in the economic china shop. Our opinion is that we remain at the early stages of a great normalization towards lower profits – worldwide. The last year or so has clearly shown that inflation and interest rates can be inextricably linked. It’s important to revisit a statement which seemed to us at the time to be absolutely ludicrous - that the Federal Reserve, not very long ago, believed inflation would be transient and easily overcome. An eye blink later and interest rates are as high as they’ve been in a generation due to the inability to conquer this “transient” inflation.
We need to be clear. During ZIRP regime (Zero Interest Rate Policy) that lasted over a decade, we felt that interest rates were much too low and encouraged risky behavior. They categorically needed to be higher than zero. One need not be prescient to recognize that handing out the equivalent of free money year after year will ultimately create unintended consequences. Yet due to the pervasiveness of ZIRP, which itself was the culmination of generations of easing monetary policy, reversing this engrained doctrine and its effects will last longer than many expect. In short, rates are higher than they have been in a generation and that will inevitably continue to produce negative effects throughout the economy. Interest rates affect everything. We have already seen the failure of a number of banks, large and small, domestic and international. The housing market is as dysfunctional as it has been since the Global Financial Crisis, albeit in entirely different respects. Loans on office buildings in the greatest metropolitan areas are being defaulted on, not by deadbeat borrowers but by some of the largest financial firms in the world. The vaunted Blackstone Group and Brookfield Corporation are handing back the office keys, and true price discovery in many central business districts is beginning to appear. Buildings are “trading” at 60% discounts to their prior sale prices! Someone ultimately has to take the hit and if it’s not the lenders because they’ve securitized the loans, then it is pensions and other funds. Losses cannot simply vanish without consequence.

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2023

Interest rates and by association the cost of capital, also affects everything. Some sectors have already felt the impact of higher rates. Yet this pernicious effect is nowhere near having run its course, in our opinion. While some sectors of commercial real estate have already been impacted, the majority of corporate America has yet to suffer the consequences which are likely to surface over the next two years.
Many companies, companies we’ll call “zombies,” have been allowed to roam unfettered and have created uneconomic competition due to their previous low cost of capital. We’ll be emphatic in saying that this jig is up! With demand softening, input costs such as transportation, packaging and labor, increasing and the cost of debt on maturities also increasing, there are few alternatives available to these zombies.
Located downtown San Francisco, one might suspect we’re referring to unprofitable technology companies which no longer have much venture funding available to them. That suspicion would be appropriate as that is clearly one of many outcomes of higher rates, even if such companies manage to survive the impact of dramatically higher capital costs. Yet we’re actually referring to businesses that have been part of the American fabric for decades. Hanes Brands is a company that has likely found its way into every American household over the years. It has massive debt maturities due in 2026 which will most likely be rolled into debt at much higher rates, yet it raises the question as to whether the company will have the wherewithal to make those payments. Newell Rubbermaid, a purveyor of Elmers
Glue, Mister Coffee appliances, Coleman stoves and, yes, Rubbermaid tubs, binged on acquisitions which made little sense at the time and for which it will soon suffer the effects when it’s debt comes due. The same can be said about B&G Foods, owners of Cream of
Wheat, Ortega salsa and Green Giant canned vegetables and VFCorp, cobblers of Vans and Timberland shoes and makers of Jansport backpacks and the North Face apparel. The list goes on.
We are not in the business of shorting stocks but despite their depressed valuations we are on the lookout for such corporate denizens to avoid. In many cases they have cut their dividends in order to safeguard their cash. In other instances, they will cut them shortly or will cut them a second time. Share buybacks, another outcome of free money, have long disappeared for most and asset dispositions are beginning to take place. The piper, or the reaper as the case may be, will visit these companies and many more in the next year or two.
We are at the point where we finally come full circle as we return to the monetary mandarins, as James Grant has referred to them.
Central banks are fully aware of these massive looming effects on corporations and in aggregate on the economy. As such, they are once again waiting until they get closer to the breaking point before they are forced to become accommodative. Raise rates and create a crisis or lower rates and promote uneconomic corporate behavior; this vicious loop is what is referred to as the debt trap and it is not a circumstance that can be remedied in a year or so.
The Baywood Value Plus fund invests in companies across sectors in order to maintain adequate diversification, and it does so by typically purchasing companies with excess cash flows with which to reward its shareholders. It looks for valuation attraction combined with fundamental attraction, or at a minimum, fundamental improvement. During the year, the purchases of Fedex, Lowe’s and
Weyerhaeuser exemplify this discipline. Weyerhaeuser declined in price for a number of reasons which include its classification as a
REIT, its housing related business and trade with China. While Weyerhaeuser is indeed a REIT, unlike others, it is not dependent on capital markets in order to fund its growth; this is an important distinction. Housing has indeed slowed and lumber prices have declined as a result. Nevertheless, building standards have recently changed in multi-unit and semi-high rise buildings to the benefit of lumber.
These changes will accrue to Weyerhaeuser’s gain over time and we are likely to see incremental demand growth over the foreseeable future. Lastly, while the U.S.’ relationship with China has indeed deteriorated, lumber exports to the Chinese market are not the driving force for the company’s growth. We seek situations where perceptions are worse than economic reality; Weyerhaeuser, Fedex and
Lowe’s epitomize these characteristics.
As mentioned at the onset of the report, the Fund underperformed the Morningstar Large Cap Value Index yet outperformed other large cap value benchmarks with greater style purity. Nearly the entire performance variance can be attributed to one company; we won’t make anybody guess which one. The company in question is Meta. Meta of Facebook, Instagram, WhatsApp and the Metaverse. Meta
of the “Magnificent Seven,” as the largest seven technology and growth companies are referred to these days. Meta, which falls in that same category as Nvidia, Apple, Microsoft, Amazon, Alphabet and Tesla, was during parts of last year, the largest position in the
Morningstar Large Cap Value Communications sector and one of the largest holdings in the entire benchmark. We could slice and dice performance differences many other ways but we would end up asking the same question. Does Meta belong in a Value index? And does it belong as one of the largest weights in that index? We leave the answer up to the reader. We will only suggest that style purity has been compromised when one of the “Magnificent Seven” finds its way as one of the largest holdings in a Value benchmark.
During the year, errors of commission (Meta perhaps being viewed as an error of omission) include International Flavors & Fragrances,
Nutrien, Verizon, Northern Trust, RTX and Realty Income. All of these positions declined in price during the year and as such had negative contribution and hindered relative returns. Yet only International Flavors and Fragrances and Northern Trust were eliminated

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2023

from the portfolio due to their deteriorating fundamental profile. On the other hand, Kontoor Brands, Philips 66, Radian, Cardinal
Health, Royal Philips, Fedex and Parker Hannifin were among the largest gainers and contributors to overall relative performance. Of all sectors, Communications was the largest detractor in the Fund given the absence of Meta while Healthcare was our largest contributor.
In what was generally a weak healthcare sector over the last year, the Fund’s stock selection generated significant alpha. Medtronic was the only security which did not increase in value during the year, although it has increased in weight recently given the widening mis-
pricing we see in the company’s shares.
As large owners in the Fund, the managers can be said to eat their own cooking. And as far as the culinary arts go, we prefer our financials to be clean, highly cash generative, consistent and remunerative to us as shareholders. We are adherents to less is more - that one may accomplish better returns while taking on less risk. We seek desirable risk-adjusted returns through-cycle by participating in the upside, protecting the downside and avoiding what we believe to be under-appreciated risks in the marketplace. If that is what defines us as being Active Value managers, then we are happy to be labeled as such.
We look forward to reporting to all shareholders in another six months.
Current and future portfolio holdings are subject to change and risk. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings.
The Morningstar category is used to compare fund performance to its peers. It is not possible to invest directly into an index or category.
Past performance is no guarantee of future results.
Diversification does not assure a profit, nor does it protect against a loss in a declining market.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts (ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD VALUE PLUS FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
September 30, 2023

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Value Plus Fund (the”Fund”) compared with the performance of the benchmark, Morningstar US Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Value Plus Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 409-2297. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 5.19%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%, through January 31, 2024 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i)
the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended September 30, 2023 One Year Five Year Ten Year
Since Inception
06/27/08
Baywood Value Plus Fund 16.00% 6.43% 8.17% 8.81%
Morningstar US Large Value TR Index 19.68% 7.33% 9.22% 7.91%
* The Fund’s Institutional Shares performance for periods prior to the commencement of operations (12/2/13) is that of a collective investment trust managed by the
Fund’s Advisor and portfolio management team. The Institutional Shares of the collective investment trust commenced operations on June 27, 2008.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2023

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of September 30, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 93.3%
Basic Materials - 4.7%
660 Nutrien, Ltd. $ 40,762
400 Packaging Corp. of America 61,420
1,300 Rio Tinto PLC, ADR 82,732
184,914
Capital Goods / Industrials - 4.4%
200 Parker-Hannifin Corp. 77,904
1,300 RTX Corp. 93,561
171,465
Communication Services - 3.4%
2,300 Comcast Corp., Class A 101,982
1,000 Verizon Communications, Inc. 32,410
134,392
Consumer Discretionary - 10.1%
700 Darden Restaurants, Inc. 100,254
300 Genuine Parts Co. 43,314
2,500 Kontoor Brands, Inc. 109,775
500 Lear Corp. 67,100
200 Lowe's Cos., Inc. 41,568
300 Target Corp. 33,171
395,182
Consumer Staples - 7.2%
1,000 Ingredion, Inc. 98,400
1,110 Molson Coors Beverage Co., Class B 70,585
200 PepsiCo., Inc. 33,888
2,300 The Kraft Heinz Co. 77,372
280,245
Energy - 10.5%
300 Chevron Corp. 50,586
1,300 ConocoPhillips 155,740
1,400 Equinor ASA, ADR 45,906
4,600 Kinder Morgan, Inc. 76,268
700 Phillips 66 84,105
412,605
Financials - 17.4%
1,500 Air Lease Corp. 59,115
1,400 American International Group, Inc. 84,840
1,100 Brookfield Asset Management, Ltd. 36,674
600 CME Group, Inc. 120,132
4,700 Corebridge Financial, Inc. 92,825
1,400 MetLife, Inc. 88,074
3,000 Radian Group, Inc. 75,330
1,200 The Charles Schwab Corp. 65,880
1,400 Wells Fargo & Co. 57,204
680,074
Health Care - 13.9%
200 AbbVie, Inc. 29,812
300 Amgen, Inc. 80,628
500 AstraZeneca PLC, ADR 33,860
1,000 Cardinal Health, Inc. 86,820
5,657 Koninklijke Philips NV, ADR  112,800
1,000 Medtronic PLC 78,360
1,200 Merck & Co., Inc. 123,540
545,820
Real Estate - 4.7%
1,104 Realty Income Corp. REIT 55,134
2,600 VICI Properties, Inc. REIT 75,660
1,800 Weyerhaeuser Co. REIT 55,188
185,982
Technology - 11.5%
1,400 Cisco Systems, Inc. 75,264
1,100 Corning, Inc. 33,517
800 International Business Machines Corp. 112,240
1,100 NetApp, Inc. 83,468
Shares Security Description Value
Technology - 11.5% (continued)
500 NXP Semiconductors NV $ 99,960
300 Texas Instruments, Inc. 47,703
452,152
Transportation - 3.1%
300 FedEx Corp. 79,476
200 Union Pacific Corp. 40,726
120,202
Utilities - 2.4%
1,000 OGE Energy Corp. 33,330
800 Pinnacle West Capital Corp. 58,944
92,274
Total Common Stock (Cost $3,016,187) 3,655,307
Shares Security Description Value
Money Market Fund - 6.7%
262,488 First American Government Obligations
Fund, Class X, 5.27%
(b)
(Cost $262,488) 262,488
Investments, at value - 100.0% (Cost $3,278,675) $ 3,917,795
Other Assets & Liabilities, Net - 0.0% 1,756
Net Assets - 100.0% $ 3,919,551
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 3,917,795
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 3,917,795

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2023

See Notes to Financial Statements.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Basic Materials 4.7%
Capital Goods / Industrials 4.4%
Communication Services 3.4%
Consumer Discretionary 10.1%
Consumer Staples 7.2%
Energy 10.5%
Financials 17.4%
Health Care 13.9%
Real Estate 4.7%
Technology 11.5%
Transportation 3.1%
Utilities 2.4%
Money Market Fund 6.7%
100.0%

BAYWOOD VALUE PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2023

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $3,278,675) $ 3,917,795
Cash 264
Receivables:
Fund shares sold 2,802
Dividends 7,901
From investment advisor 8,831
Prepaid expenses 10,777
Total Assets
3,948,370
LIABILITIES
Accrued Liabilities:
Fund services fees 4,754
Other expenses 24,065
Total Liabilities
28,819
Commitments and Contingencies (Note 4)
-
NET ASSETS
$ 3,919,551
COMPONENTS OF NET ASSETS
Paid-in capital $ 3,146,638
Distributable Earnings 772,913
NET ASSETS
$ 3,919,551
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 205,096
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 19.11

BAYWOOD VALUE PLUS FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2023

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,754) $ 147,289
Total Investment Income
147,289
EXPENSES
Investment advisor fees 19,478
Fund services fees 58,537
Transfer agent fees 19,380
Custodian fees 5,185
Registration fees 19,861
Professional fees 26,675
Trustees' fees and expenses 5,847
Other expenses 29,964
Total Expenses 184,927
Fees waived and expenses reimbursed
(157,658)
Net Expenses
27,269
NET INVESTMENT INCOME
120,020
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 120,610
Net change in unrealized appreciation (depreciation) on investments
275,694
NET REALIZED AND UNREALIZED GAIN
396,304
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 516,324

BAYWOOD VALUE PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended September 30,
2023 2022
OPERATIONS
Net investment income $ 120,020 $ 98,579
Net realized gain 120,610 68,555
Net change in unrealized appreciation (depreciation) 275,694 (307,103)
Increase (Decrease) in Net Assets Resulting from Operations
516,324 (139,969)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(191,543) (347,363)
CAPITAL SHARE TRANSACTIONS
Sale of shares 334,388 64,886
Reinvestment of distributions 191,229 344,811
Redemption of shares
(164,807) (76,973)
Increase in Net Assets from Capital Share Transactions
360,810 332,724
Increase (Decrease) in Net Assets
685,591 (154,608)
NET ASSETS
Beginning of Year
3,233,960 3,388,568
End of Year
$ 3,919,551 $ 3,233,960
SHARE TRANSACTIONS
Sale of shares 16,809 3,282
Reinvestment of distributions 9,826 18,232
Redemption of shares
(8,369) (3,832)
Increase in Shares
18,266 17,682

BAYWOOD VALUE PLUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended September 30,
2023 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 17.31 $ 20.03 $ 14.96 $ 17.03 $ 18.63
INVESTMENT OPERATIONS
Net investment income (a) 0.60 0.55 0.45 0.39 0.44
Net realized and unrealized gain (loss)
2.17 (1.26) 5.04 (1.86) (0.84)
Total from Investment Operations
2.77 (0.71) 5.49 (1.47) (0.40)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.59) (0.49) (0.42) (0.38) (0.39)
Net realized gain
(0.38) (1.52) – (0.22) (0.81)
Total Distributions to Shareholders
(0.97) (2.01) (0.42) (0.60) (1.20)
NET ASSET VALUE, End of Year
$ 19.11 $ 17.31 $ 20.03 $ 14.96 $ 17.03
TOTAL RETURN
16.00% (4.16)% 36.80% (8.77)% (1.55)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 3,920 $ 3,234 $ 3,389 $ 2,588 $ 2,802
Ratios to Average Net Assets:
Net investment income 3.08% 2.77% 2.39% 2.51% 2.66%
Net expenses 0.70% 0.70% 0.70% 0.70% 0.70%
Gross expenses (b) 4.75% 5.19% 5.66% 6.68% 8.13%
PORTFOLIO TURNOVER RATE 28% 48% 35% 40% 49%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2023

Dear Shareholder,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Socially Responsible
Fund (the “Fund”) for the year ended September 30, 2023. The Fund is a mid-to-large capitalization value-oriented portfolio of stock holdings selected from a universe created through the application of inclusionary and exclusionary social screens and assessments of the
ESG profile of each company. Among these stocks, we further evaluate and assess each prospective holding’s valuation and fundamental business attraction to determine its inclusion in the current portfolio. In selecting investments, we consider social criteria such as an issuer’s community relations, corporate governance, employee diversity, employee relations, environmental impact and sustainability, human rights record and product safety.
Following a major correction that occurred during the prior fiscal year in the first three quarters of 2022, markets subsequently witnessed a strong reversal the following three quarters (October ‘22 – June ‘23). Until June of this year, the market shrugged off concerns of higher interest rates and inflation impacts on businesses, governments and eventually investors. In contrast, we would suggest that investors ignore such impacts at their own peril. The most recently completed quarter, the third quarter of 2023, appears as though the market is finally accepting the new reality that inflation and interest rates are likely going to be “higher for longer.” Sectors and stocks that led the rally until that point, have once again begun to lead the market lower. Looking at the fiscal year as a whole, markets still produced strong returns, though the dispersion of returns amongst benchmarks was significant.
Consider this: two widely held benchmarks that are classified as “Value” reported returns of 14.3% and 22.6%! While both benchmarks held stocks that are no doubt considered “Growth” – take your pick among growth stocks Meta, Alphabet, Apple, Amazon, Microsoft and the like - one of them clearly held much more. Well, one could reasonably conclude that the one benchmark called value has most certainly drifted away from a value-style. To be clear, we are not critical of the above returns but we are very critical of the misleading labels attributed to those benchmarks. One often evaluates style purity of individual funds; one should perhaps also spend time evaluating the style purity of benchmarks.
And therein lies the dilemma of which benchmarks to compare active managers against. The solution should be pretty simple, yet given the widely held state of these benchmarks we venture to guess that most individual investors to not often review index holdings and characteristics for themselves. One should ask whether Microsoft, Amazon, Meta and Tesla have large representation in their
Value benchmark? For ESG investors the answer is all the more complicated by the fact that there are few benchmarks with both ESG constraints and a value bias to compare against, yet the same imperative remains: to review one’s holdings and decide for oneself.
Which brings us to the Socially Responsible fund and the various benchmarks one might choose to compare it against. One of the
Morningstar Large Value indexes has been selected as the fund’s primary benchmark, and in most environments, it has suitably represented the performance of large-cap value stocks, despite being concentrated in certain positions and sectors. Using this Morningstar index as a measuring stick, the Baywood SR fund underperformed for the fiscal year ending September 30, 2023, yet using a different value benchmark, the Socially Responsible Fund outperformed by over 400bps. That’s quite a difference. One might think that such differences from one Value index to another are anomalous, yet they aren’t. We’ve explained our rationale for why this might be the case, but it bears repeating that one should always take a look at individual holdings for themselves.
In short, the Socially Responsible fund held up very well against most benchmarks in a very challenging 2022 and participated strongly in what was a very strong rebound year in 2023. Over time the fund has sought to outperform the broad market while taking less risk.
On this point, at the end of last year, the Fund was recognized by Barrons
1
and by Morningstar
2
as the best performing actively managed
mutual fund with ESG characteristics for the year. Perhaps having been involved for decades has given us a leg up on many competitors that entered the space recently to capture the flood of assets. Instead, we think this recognition is the outcome of being disciplined in our approach and not giving into trends which many fall prey to.
________________________
1
Lauren Foster. “The Best- and Worst-Performing ESG Funds of 2022.” Barron’s, November 17, 2022. https://www.barrons.com/
articles/best-and-worst-sustainable-funds-51668638595.
2
Leslie P. Norton. “ESG Investing Keeps Pace With Conventional Investing in 2022.” Morningstar, January 12, 2023. https://www.
morningstar.com/sustainable-investing/esg-investing-keeps-pace-with-conventional-investing-2022.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2023

For the recently ended fiscal year, the largest source of contribution resulted from holdings in Healthcare, Financials and the absence of Utilities. Healthcare, the largest contribution to returns in the period, returned almost 25% whereas most benchmark-level sector returns were generally flat, including the Morningstar LV. The Fund’s largest contributors to returns were Royal Philips and Cardinal
Health, both increasing over 30% during the year. Though, not to be outdone, holdings in AstraZeneca, Merck and Regeneron all returned approximately 20% or more. Only one holding, Medtronic, had negative returns. We only recently initiated a modest position in Medtronic and are likely to increase our position should shares continue to decline. It appears to us that the recent adoption of
GLP-1 treatments for diabetes and obesity is creating a negative perception around areas of healthcare that have been necessary for the management of such conditions. We do not believe that the new treatments by Eli Lilly and NovoNordisk will obviate the need for medical equipment such as cardiovascular devices, insulin and glucose monitors, sleep management devices and joint replacements.
Nevertheless, in the meantime, Medtronic offers an example of a company viewed to have few business prospects as a result of Wegovy and Ozempic. We beg to differ and are looking at the selloff as an increasing opportunity to benefit from excessive fears.
Within Industrials, nVent’s 70% increase during the period drove that sector’s overall returns. We purchased nVent two years ago following weak earnings due to the trade wars and the early stages of the pandemic. Like most of its industrial peers at the time, not only were nVent’s earnings depressed, the market was also assigning a very low likelihood that they would rebound any time soon. We were provided with a potentially rewarding situation in which we have the infrequent opportunity to purchase a company with depressed earnings and a depressed valuation. Often times, these situations can turn into great investments as the price tends to increase once earnings rebound followed by the market re-rating the valuation on the higher level of earnings which causes the price to increase further.
Of course one has to have conviction that earnings will improve over one’s investment horizon. With nVent, a market leader in critical electronic components in industrial supply chains whose products represent negligible costs for its customers, we have such conviction and have been rewarded over our holding period. Despite its recent performance, and due to its fairly recent independence from Pentair, the company still flies under the radar of most investors.
While the company has only been public for approximately five years, our history pre-dates this phase by decades and goes back to the
1990’s when we first owned an independent company called Raychem, which was acquired by Tyco. After its own mis-deeds of the
1990’s, Tyco split itself into a number of companies and businesses that were sold to competitors or spun off, one of which was Pentair.
Pentair subsequently separated the former Raychem and other like businesses into the company now known as nVent. Throughout a very circuitous corporate history, we have in fact been involved with this company for the better part of thirty years and we still very much like its prospects!
As for detractors during the year, holdings in Materials were responsible for the largest headwinds, in aggregate declining nearly 14%
in the period. One of the largest detractors and disappointing investments was International Flavors & Fragrances; our investment hypothesis did not play out the way we expected. IFF operates within a global oligopoly in an industry that tends to have pricing power.
These should all be viewed as generally desirable attributes. A few years ago, IFF made two large acquisitions, increasing its financial leverage as a result. This was in the era of ZIRP (Zero Interest Rate Policy by the Fed). Since then, ZIRP ended while inflationary forces have reduced pricing power and increased input costs. With what we view as turnaround situations, we are willing to give management time to reach certain milestones. As we failed to see any improvements in the company’s fundamentals over many quarters, we decided to exit the position. Should shares continue to decline, we might revisit our stance yet at this point in time, we view the risk-reward equation as skewed to the downside.
From a relative point-of-view, our holdings in communications-related companies detracted from returns whilst one of our benchmarks held outsized positions in Meta and Alphabet. Once again, Growth or Value? That the Socially Responsible Communications stocks returned “only” 27% in the period and compared unfavorably to so-named “Value benchmarks” in such a short timeframe does not overly concern us.
During the period, our sector positioning within Financials continued to shift. Certain shifts were prompted by the drastic change in circumstances at the beginning of the year when a few relatively large banks collapsed due to asset and liability duration mismatches on their balance sheets. The ripple effects meant that depositors no longer trusted small regional banks and moved their deposits to large national or global banks with larger balance sheets and lower costs of funding. Another ripple for the industry was that smaller banks’
disadvantage increased due to their need to pay up for deposits, thus lowering their profit margins, while larger banks enjoyed increasing deposits without needing to pay for them. Despite the clear fundamental advantage shift that occurred earlier this year, the market sold off nearly all financials, creating opportunities for active managers to discriminate between justified and excessive price dislocations.
In that vein, we initiated positions in W.R. Berkley, CBOE and Charles Schwab while eliminating positions in BOK Financial and
Chubb. CBOE is a global exchange that specializes in U.S. options, equities and volatility with exposure to FX, futures and international markets. Simply put, we believe the next several years are likely to be more volatile from an economic, political, trade and foreign

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2023

relations perspective, all of which will very much be translated to the markets. Financial market volatility is likely to continue over the next several years at the least. CBOE should benefit from higher U.S. options volumes and since over 50% of its revenues come from
U.S. options, it is likely going to maintain very attractive fundamentals for the foreseeable future.
Over decades, W.R. Berkley has proven to be an astute insurance underwriter with an owner-operator management team and mindset that runs its business with a keen eye towards risk management. Many financials currently suffer by association from those that took on outsized rate and credit risk and paid for it as monetary policies tightened. In our opinion, W.R. Berkley’s stock price has been undeservedly hit. Its shares declined over 30% on fears that insurance companies took on the same duration mismatches as many banks did in reaching for yield by extending duration. W.R. Berkley did just the opposite. In fact, in 2021 it shortened the duration of its fixed income book shielding it from the very large price declines created by sharply rising interest rates. The company’s shareholders were protected by management’s savvy moves to guard the company’s investment book. Yet the market did not take this into consideration as it sold off nearly all financials indiscriminately earlier in the year. With fear comes opportunity and we took advantage of the decline by purchasing this insurance company at an unusually large discount to our business value. We take additional comfort from the fact that as we initiated our position, management likewise purchased as many of its own shares as it had in years. We ask ourselves how many financial companies bought their own shares in the second quarter of 2023? We expect our ownership of W.R.Berkley to be very rewarding over the coming years. In summary, while we may not be attracted to banks in general, we are finding plenty of opportunities in non-bank financials including insurers, exchanges and intermediaries.
Other positions initiated during the year include Warner Bros, Corebridge, Weyerhaeuser, Coherent and Alphabet in favor of eliminating
Disney and TE Connectivity. Atlas Corp, the Fund’s largest position last year, also disappeared from our holdings as it was acquired for a significant cash premium.
As the reality and consequences of “higher for longer” inflation and interest rates set in, we expect terminal multiples on equities to compress over time. Put differently, over the next few years, valuation multiples are likely to decline, not increase. Based on the
Socially Responsible Fund’s valuation characteristics, the strategy should be well positioned to benefit from this continued circumstance.
There will undoubtedly be opportunities to add companies to the Fund in the coming quarters and years and we are therefore eager to continue our process of managing risk while generating attractive returns for our clients and shareholders. In the meantime, the strategy continues on its path to be very different from the majority of its peers in the SRI investing universe. And as with W.R. Berkley, the insurance company we wrote about earlier, Fund shareholders can perhaps also take solace in the fact that the managers of the Fund have also been adding to their positions throughout the years. We are shareholders as well.
We look forward to reporting to you in another six months.
____________________________________________________________________________
Current and future portfolio holdings are subject to change and risk. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings.
The Morningstar Category is used to compare fund performance to its peers. It is not possible to invest directly into an index or category. Past performance is no guarantee of future results.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. Socially responsible investment criteria may limit the number of investment opportunities available to the Fund or it may invest a larger portion of its assets in certain sectors which could be more sensitive to market conditions, economic, regulatory and environmental developments. These factors could negatively impact the Fund’s returns. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts
(ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD SOCIALLY RESPONSIBLE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
September 30, 2023

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Socially Responsible Fund (the”Fund”) compared with the performance of the benchmark, Morningstar
U.S. Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Socially Responsible Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 409-2297. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 3.17%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89%, through January 31, 2024 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the
Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended September 30, 2023 One Year Five Year Ten Year
Since Inception
01/03/05
Baywood Socially Responsible Fund 17.10% 7.49% 7.58% 6.11%
Morningstar US Large Value TR Index 19.68% 7.33% 9.22% 7.06%
*
Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible
Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS
September 30, 2023

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of September 30, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock.and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 94.5%
Basic Materials - 2.1%
1,100 Nutrien, Ltd. $ 67,936
500 Packaging Corp. of America 76,775
144,711
Capital Goods / Industrials - 5.4%
350 Cummins, Inc. 79,961
5,600 nVent Electric PLC 296,744
376,705
Communication Services - 6.0%
800 Alphabet, Inc., Class A
(a)
104,688
4,500 AT&T, Inc. 67,590
2,900 Comcast Corp., Class A 128,586
11,100 Warner Bros Discovery, Inc.
(a)
120,546
421,410
Consumer Discretionary - 7.1%
700 Aptiv PLC
(a)
69,013
1,000 Genuine Parts Co. 144,380
6,400 Kontoor Brands, Inc. 281,024
494,417
Consumer Staples - 4.3%
1,600 Mondelez International, Inc., Class A 111,040
500 PepsiCo., Inc. 84,720
3,100 The Kraft Heinz Co. 104,284
300,044
Energy - 9.9%
2,600 Devon Energy Corp. 124,020
7,000 Kinder Morgan, Inc. 116,060
3,100 Schlumberger NV 180,730
150 Texas Pacific Land Corp. 273,534
694,344
Financials - 22.4%
2,600 Air Lease Corp. 102,466
1,500 American Express Co. 223,785
3,400 American International Group, Inc. 206,040
2,300 Bank of America Corp. 62,974
600 Berkshire Hathaway, Inc., Class B
(a)
210,180
4,083 Brookfield Corp. 127,675
400 Cboe Global Markets, Inc. 62,484
1,000 CME Group, Inc. 200,220
7,000 Corebridge Financial, Inc. 138,250
1,600 The Charles Schwab Corp. 87,840
2,200 W R Berkley Corp. 139,678
1,561,592
Health Care - 20.4%
400 Amgen, Inc. 107,504
1,000 AstraZeneca PLC, ADR 67,720
950 Becton Dickinson & Co. 245,603
1,700 Cardinal Health, Inc. 147,594
1,400 Fortrea Holdings, Inc.
(a)
40,026
10,655 Koninklijke Philips NV, ADR  212,461
750 Laboratory Corp. of America Holdings 150,788
800 Medtronic PLC 62,688
1,800 Merck & Co., Inc. 185,310
250 Regeneron Pharmaceuticals, Inc.
(a)
205,740
1,425,434
Real Estate - 3.0%
1,971 Realty Income Corp. REIT 98,432
3,600 Weyerhaeuser Co. REIT 110,376
208,808
Technology - 12.4%
2,600 Cisco Systems, Inc. 139,776
2,000 Coherent Corp.
(a)
65,280
3,200 Corning, Inc. 97,504
1,500 International Business Machines Corp. 210,450
Shares Security Description Value
Technology - 12.4% (continued)
1,500 NetApp, Inc. $ 113,820
1,200 NXP Semiconductors NV 239,904
866,734
Transportation - 1.5%
500 Union Pacific Corp. 101,815
Total Common Stock (Cost $4,738,678) 6,596,014
Shares Security Description Value
Money Market Fund - 6.9%
484,170 First American Government Obligations
Fund, Class X, 5.27%
(b)
(Cost $484,170) 484,170
Investments, at value - 101.4% (Cost $5,222,848) $ 7,080,184
Other Assets & Liabilities, Net - (1.4)% (99,076)
Net Assets - 100.0% $ 6,981,108
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 7,080,184
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 7,080,184
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Basic Materials 2.1%
Capital Goods / Industrials 5.3%
Communication Services 6.0%
Consumer Discretionary 7.0%
Consumer Staples 4.2%
Energy 9.8%
Financials 22.1%
Health Care 20.1%
Real Estate 3.0%
Technology 12.2%
Transportation 1.4%
Money Market Fund 6.8%
100.0%

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2023

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $5,222,848) $ 7,080,184
Receivables:
Fund shares sold 1,663
Dividends 11,160
From investment advisor 7,420
Prepaid expenses 8,844
Total Assets
7,109,271
LIABILITIES
Payables:
Investment securities purchased 97,214
Fund shares redeemed 778
Accrued Liabilities:
Fund services fees 5,226
Other expenses 24,945
Total Liabilities
128,163
Commitments and Contingencies (Note 4) –
NET ASSETS
$ 6,981,108
COMPONENTS OF NET ASSETS
Paid-in capital $ 4,967,943
Distributable Earnings 2,013,165
NET ASSETS
$ 6,981,108
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 485,260
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 14.39

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2023

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $(2,879) $ 199,012
Interest income 6
Total Investment Income
199,018
EXPENSES
Investment advisor fees 50,212
Fund services fees 64,463
Transfer agent fees 19,380
Custodian fees 5,185
Registration fees 19,991
Professional fees 26,854
Trustees' fees and expenses 6,087
Other expenses 31,636
Total Expenses 223,808
Fees waived and expenses reimbursed
(159,967)
Net Expenses
63,841
NET INVESTMENT INCOME
135,177
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 157,089
Net change in unrealized appreciation (depreciation) on investments
809,424
NET REALIZED AND UNREALIZED GAIN
966,513
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 1,101,690

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended September 30,
2023 2022
OPERATIONS
Net investment income $ 135,177 $ 121,419
Net realized gain 157,089 208,499
Net change in unrealized appreciation (depreciation) 809,424 (759,857)
Increase (Decrease) in Net Assets Resulting from Operations
1,101,690 (429,939)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(296,577) (305,137)
CAPITAL SHARE TRANSACTIONS
Sale of shares 260,194 1,131,351
Reinvestment of distributions 290,272 302,121
Redemption of shares
(910,587) (928,599)
Increase (Decrease) in Net Assets from Capital Share Transactions
(360,121) 504,873
Increase (Decrease) in Net Assets
444,992 (230,203)
NET ASSETS
Beginning of Year
6,536,116 6,766,319
End of Year
$ 6,981,108 $ 6,536,116
SHARE TRANSACTIONS
Sale of shares 18,016 81,266
Reinvestment of distributions 20,068 21,279
Redemption of shares
(63,325) (64,619)
Increase (Decrease) in Shares
(25,241) 37,926

BAYWOOD SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended September 30,
2023 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 12.80 $ 14.32 $ 10.18 $ 11.21 $ 12.60
INVESTMENT OPERATIONS
Net investment income (a) 0.27 0.25 0.18 0.15 0.18
Net realized and unrealized gain (loss)
1.91 (1.14) 4.19 (0.90) (0.53)
Total from Investment Operations
2.18 (0.89) 4.37 (0.75) (0.35)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.27) (0.21) (0.14) (0.15) (0.16)
Net realized gain
(0.32) (0.42) (0.09) (0.13) (0.88)
Total Distributions to Shareholders
(0.59) (0.63) (0.23) (0.28) (1.04)
NET ASSET VALUE, End of Year
$ 14.39 $ 12.80 $ 14.32 $ 10.18 $ 11.21
TOTAL RETURN
17.10% (6.58)% 43.10% (6.67)% (1.79)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 6,981 $ 6,536 $ 6,766 $ 3,626 $ 3,824
Ratios to Average Net Assets:
Net investment income 1.88% 1.73% 1.31% 1.45% 1.60%
Net expenses 0.89% 0.89% 0.89% 0.89% 0.89%
Gross expenses (b) 3.12% 3.17% 3.76% 5.10% 5.78%
PORTFOLIO TURNOVER RATE 25% 22% 15% 30% 33%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2023

Note 1. Organization
Baywood Value Plus Fund and Baywood Socially Responsible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Baywood Value Plus Fund commenced operations on December 2, 2013, through a reorganization of a collective investment trust into the Baywood Value Plus
Fund. The collective investment trust was previously managed by the Baywood Value Plus Fund’s Advisor and portfolio management team. This collective investment trust was organized and commenced operations on June 27, 2008. The Baywood Value Plus Fund currently offers Institutional Shares. The Baywood Value Plus Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. The Baywood Socially Responsible Fund commenced operations on January 3, 2005. The Baywood
Socially Responsible Fund currently offers Institutional Shares. The Baywood Socially Responsible Fund seeks to provide long-term capital growth.
On December 7, 2015, at a special meeting of shareholders of Baywood Socially Responsible Fund, formerly City National Rochdale
Socially Responsible Equity Fund, a series of City National Rochdale Funds (the "Predecessor Fund"), the shareholders approved a proposal to reorganize the Predecessor Fund into the Baywood Socially Responsible Fund, a newly created series of the Forum Funds II.
The Predecessor Fund was sub-advised by the Fund's Advisor, SKBA Capital Management, LLC, with the same portfolio managers as the Baywood Socially Responsible Fund. The Baywood Socially Responsible Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines and restrictions. The primary purpose of the reorganization was to move the Predecessor Fund to a newly created series of Forum Funds II. As a result of the reorganization, the Baywood Socially Responsible Fund is now operating under the supervision of the Trust’s board of trustees. On
January 8, 2016, the Baywood Socially Responsible Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The shares of the Predecessor Fund were, in effect, exchanged on a tax-free basis for Shares of the Baywood Socially Responsible Fund with the same aggregate value. No commission or other transactional fees were imposed on shareholders in connection with the tax-free exchange of their shares.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year.
Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Advisor, as defined in Note 3, as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each
Fund. The Advisor is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Advisor’s fair value determinations. The Advisor is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Advisor convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Advisor’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.
The Advisor provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2023

in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Advisor performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2023, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually.
Distributions to shareholders of net capital gains, if any, are declared and paid at least at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders.
In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, each
Fund did not incur any interest or penalties. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
September 30, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2023

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, at an annual rate of 0.50% and 0.70% of the average daily net assets of Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services.
The Advisor compensates the Distributor directly for its services. The Distributor is not affiliated with the Advisor or Atlantic Fund
Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the Trust.
The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the
Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%
through January 31, 2024, for Baywood Value Plus Fund. The Advisor also has contractually agreed to waive its fees and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89% through January 31, 2024, for Baywood Socially Responsible Fund.
Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended September 30, 2023, fees waived and expenses reimbursed were as follows:
The Advisor may be reimbursed by each Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of September 30, 2023, $415,390 and $421,313 in the
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
Baywood Value Plus Fund $ 19,478 $ 116,930 $ 21,250 $ 157,658
Baywood Socially Responsible Fund 50,212 88,505 21,250 159,967

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2023

Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively, is subject to recapture by the Advisor. Other Waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended September 30, 2023 were as follows:
Note 6. Federal Income Tax
As of September 30, 2023 , the cost for federal income tax purposes and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of September 30, 2023, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to wash sales, REITS and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
Purchases Sales
Baywood Value Plus Fund $ 1,242,654 $ 1,034,794
Baywood Socially Responsible Fund 1,722,456 2,134,551
Tax Cost of Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Baywood Value Plus Fund $ 3,266,922 $ 737,337 $ (86,464) $ 650,873
Baywood Socially Responsible Fund 5,239,460 1,896,661 (55,937) 1,840,724
Ordinary Income Long-Term Capital Gain Total
Baywood Value Plus Fund
2023 $ 120,191 $ 71,352 $ 191,543
2022 90,123 257,240 347,363
Baywood Socially Responsible Fund
2023 132,791 163,786 296,577
2022 186,039 119,098 305,137
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Unrealized
Appreciation Total
Baywood Value Plus Fund $ 968 $ 121,072 $ 650,873 $ 772,913
Baywood Socially Responsible Fund 279 172,162 1,840,724 2,013,165

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Baywood Value Plus Fund and Baywood Socially Responsible Fund
and the Board of Trustees of Forum Funds II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Baywood Value Plus
Fund and Baywood Socially Responsible Fund (the “Funds”), each a series of Forum Funds II, as of September 30, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2023, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years ended September 30, 2022 and prior, were audited by other auditors whose report dated November 28, 2022, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September
30, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 21, 2023

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2023

Investment Advisory Agreement Approval
At the September 15, 2023 Board meeting (“September meeting”), the Board, including the Independent Trustees, met in person and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the
Funds (the “Advisory Agreement”).
In preparation for the September meeting, the Board was presented with a range of information to assist in its deliberations. The
Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the Adviser’s personnel, operations, financial condition, performance, and services provided to the Funds by the Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the
Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the September meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
Based on written materials received and the presentation from the Adviser regarding the personnel, operations, and financial condition of the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the
Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.
The Board also considered the adequacy of the Adviser’s resources and noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the
Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, including the investment objective and strategy of each Fund, the Board reviewed the performance of each Fund compared to their respective primary benchmarks and compared to independent peer groups of funds identified by a third-party, independent service provider, Strategic Insight, Inc. (“Strategic
Insight”), believed to have characteristics similar to those of the Funds.
The Board observed that the Socially Responsible Fund outperformed its primary benchmark index, the Morningstar US Large Value
Total Return Index, for the one- and three-year periods ended June 30, 2023, and underperformed its primary benchmark index for the five- and ten-year periods ended June 30, 2023, as well as the period since the Socially Responsible Fund’s inception on January
3, 2005. The Board observed that the Socially Responsible Fund outperformed the average of its Strategic Insight peers for the one-
three-, and five-year periods ended June 30, 2023 and underperformed the average of its Strategic Insight peers for the ten-year period ended June 30, 2023. The Board noted the Adviser’s representation that the Socially Responsible Fund’s relative outperformance during the short term could be attributed, at least in part, to sector allocation and stock selection. The Board also noted the Adviser’s representation that the Socially Responsible Fund’s underperformance over the longer term could be attributed, at least in part, to a significant shareholder redemption that occurred prior to the Socially Responsible Fund’s reorganization into the Trust at the beginning of
2016, which disproportionately impacted the Socially Responsible Fund’s long-term performance. The Board further noted the Adviser’s representation that the Morningstar US Large Value Total Return Index did not have the same socially responsible investment constraints as those of the Socially Responsible Fund, which could result in performance variance versus the index.
The Board observed that the Value Plus Fund underperformed its primary benchmark index, the Morningstar US Large Value Total
Return Index, for the one-, five- and ten-year periods ended June 30, 2023 and outperformed the primary benchmark index for the three-
year period ended June 30, 2023 and for the period since the Value Plus Fund’s inception on June 27, 2008. The Board also observed that, based on the information provided by Strategic Insight, the Value Plus Fund outperformed the average of its Strategic Insight peers for the one- and three-year periods ended June 30, 2023 and underperformed the average of it Strategic Insight peers for the five-year period ended June 30, 2023. The Board noted the Adviser’s representation that the Value Plus Fund’s relative outperformance during the

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2023

short term could be attributed, at least in part, to stock selection, particularly in the health care space. The Board also noted the Adviser’s representation that the Value Plus Fund’s relative underperformance could be attributed to, at least in part, to the Value Plus Fund’s sector allocation and active management style and value bias, which was out of favor in the market relative to passive investment and growth-
oriented strategies.
In consideration of the Funds’ investment strategies and the foregoing performance information, among other considerations, the Board determined that the Funds could benefit from the Adviser’s continued management of each Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Funds as compared to those of their respective Strategic Insight peer groups. The Board observed that the Adviser’s net management fee rates for each of the Funds were in line with the medians of their respective Strategic Insight peer groups. The Board also observed that the net total expense ratio for the Value Plus Fund was less than the median of its Strategic Insight peer group and that, although the net total expense ratio for the Socially Responsible Fund was higher than the median of its Strategic Insight peer group, the Socially Responsible Fund’s net total expense ratio with within a narrow range of the median of its peers. Based on the foregoing, and other relevant considerations, the Board concluded that the Adviser’s advisory fee rates charged to the Funds were reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Funds. In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the information provided by the
Adviser regarding the costs and profitability of its Fund activities. The Board noted the Adviser’s representation that, as a result of the contractual expense limitation arrangement in place for each of the Funds, the Adviser was not earning any profit from its mutual fund operations but that the Adviser was willing to continue subsidizing the Funds in an effort to support growth initiatives. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Funds appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser.
Economies of Scale
The Board evaluated whether the Funds were benefitting, or may benefit in the future, from any economies of scale. In this respect, the Board considered the Funds’ fee structures, asset sizes, and net expense ratios. The Board noted the Adviser’s representation that economies of scale could be experienced if the Funds were to reach significantly higher asset levels but that, in light of the Funds’ current asset levels and the Adviser’s ongoing subsidization of the Funds, breakpoints in the advisory fee were not believed by the Adviser to be appropriate at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the asset levels of the Funds were not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the continuation of the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and the materials presented, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the
Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2023

Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds' investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program (the
“Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness.
The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2022 through
June 30, 2023 in order to prepare a written report to the Board for review at its meeting held on September 15, 2023.
The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Funds; (ii) the Funds' strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds' portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the
Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation
(15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the
Funds because the Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each
Fund’s portfolio is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1,
2023 through September 30, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2023

expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. Baywood Valu ePlus Fund and
Baywood Sociall yResponsible Fund designate 9 0.70 % and 100.00 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00% and 100.00 % for the qualified dividend rate (QDI), respectively.
Pursuant to Section 852(b)(3) of the Internal Revenue Code, Baywood Valu ePlus Fund and Baywood Sociall yResponsible Fund
designated $71,352 and $163,786 as long-term capital gain dividends, respecively.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust.
Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 409-2297.
Beginning
Account Value
April 1, 2023
Ending
Account Value
September 30, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Baywood Value Plus Fund
Actual $ 1,000.00 $ 1,010.80 $ 3.53 0.70%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.56 $ 3.55 0.70%
Baywood Socially Responsible Fund
Actual $ 1,000.00 $ 1,017.43 $ 4.50 0.89%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.61 $ 4.51 0.89%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2013 Director, Blue Sky Experience (a
charitable endeavor), since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm), 1998-
2008.
2 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2023

(1)
Karen Shaw is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as Treasurer of the
Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Mark D. Moyer
Born: 1959
Trustee; Chairman
Audit Committee
Since 2013 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy), 2017-2021;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
2 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2013 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
2 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Interested Trustees
(1)
Karen Shaw
Born: 1972
Trustee Since 2023 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services 2008-
2019.
2 Trustee, Forum
Funds, Trustee, U.S.
Global Investors
Funds.
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Zachary Tackett
Born: 1988
President; Principal Executive
Officer; Anti-Money Laundering
Compliance Officer; Identity Theft
Prevention Officer
President and Principal
Executive Officer since 2023;
Anti-Money Laundering
Compliance Officer and
Identity Theft Prevention
Officer since 2015
Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Lindsey Dorval
Born: 1981
Vice President; Secretary Since 2023 Counsel, Apex Fund Services since 2020.

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 409-2297 (toll free)
INVESTMENT ADVISOR
SKBA Capital Management, LLC
601 California Street, Suite 1500
San Francisco, CA 94108
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’
risks, objectives, fees and expenses, experience of its management, and other information.
217-ANR-0923

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)       There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $26,800 in 2022 and $27,600 in 2023.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2022 and $0 in 2023.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,000 in 2022 and $6,200 in 2023.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2022 and $0 in 2023.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2022 and $0 in 2023.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds II

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 27, 2023

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 27, 2023